Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of reclassifications out of accumulated other comprehensive loss

The Company had the following reclassifications out of Accumulated Other Comprehensive Loss as of December 31, 2018, 2017 and 2016, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income	2018	2017	2016
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	3,694	3,694	4,028
Accelerated amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	1,443	—	7,706
Reclassification of unrealized losses to earnings	Net unrealized and realized losses on derivatives	—	—	184
Total Reclassifications		$5,137	$3,694	$11,918